Short-Term Bank Borrowings (Details 1) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Pledged assets to secure short-term borrowings	$ 3,165,139	$ 3,418,542
Buildings [Member]
Pledged assets to secure short-term borrowings	3,069,599	3,313,476
Land [Member]
Pledged assets to secure short-term borrowings	$ 95,540	$ 105,066